Income Taxes (Details) - Schedule of Income (Loss) Before Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Income Loss Before Income Tax Expense Abstract
United States	$ (168,534)	$ (36,866)
Foreign
Income / (Loss) before income taxes	$ (168,534)	$ (36,866)